SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets
2024	$ 102,048
2025	17,008
Right-of-use assets	$ 119,056	$ 227,603